Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000173046 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000173046 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000173046 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173046 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	99.00%
C000173046 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173046 | Money Market
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173046 | Equity
Holdings [Line Items]
Percent of Total Investments	99.00%
C000173045 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000173045 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000173045 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173045 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	99.00%
C000173045 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173045 | Money Market
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173045 | Equity
Holdings [Line Items]
Percent of Total Investments	99.00%
C000159233 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000159233 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159233 | 72201Y101 | PIMCO Dynamic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159233 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159233 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159233 | 69355M107 | PIMCO Dynamic Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159233 | 33738R308 | First Trust BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159233 | 33738R407 | First Trust Nasdaq BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159233 | 88636J154 | Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159233 | 88636J147 | Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159233 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	17.90%
C000159233 | Money Market
Holdings [Line Items]
Percent of Total Investments	17.90%
C000159233 | Equity
Holdings [Line Items]
Percent of Total Investments	58.40%
C000159233 | Equities09258G104
Holdings [Line Items]
Percent of Total Investments	26.60%
C000159233 | Equities88636J154
Holdings [Line Items]
Percent of Total Investments	55.50%
C000159233 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	23.70%
C000161918 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000161918 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161918 | 72201Y101 | PIMCO Dynamic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161918 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000161918 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000161918 | 69355M107 | PIMCO Dynamic Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161918 | 33738R308 | First Trust BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161918 | 33738R407 | First Trust Nasdaq BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161918 | 88636J154 | Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161918 | 88636J147 | Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161918 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	17.90%
C000161918 | Money Market
Holdings [Line Items]
Percent of Total Investments	17.90%
C000161918 | Equity
Holdings [Line Items]
Percent of Total Investments	58.40%
C000161918 | Equities09258G104
Holdings [Line Items]
Percent of Total Investments	26.60%
C000161918 | Equities88636J154
Holdings [Line Items]
Percent of Total Investments	55.50%
C000161918 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	23.70%